The changes in the number of SOPs and RSUs are as follows. WAEP is the weighted average exercise price and WAGDFV is the weighted average fair value at the grant date. (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding on January 1	42,515,821	51,034,938	2,728,085
Outstanding on January 1 per share	$ 1.58	$ 0.91	$ 9.19
Granted during the year	1,141,362	3,376,767	354,354
Granted during the year per share	$ 23.75	$ 9.92	$ 72.68
Exercised during the year	(18,822,551)	(6,804,750)	(999,466)
Exercised during the year per share	$ 0.38	$ 0.24	$ 3.09
Forfeited during the year	(853,059)	(5,091,134)	(41,575)
Balances before 6-for-1 forward share split	23,981,573	42,515,821	2,041,398
Balances before 6-for-1 forward share split per share	$ 3.01	$ 1.58
[custom:WeightedAverageFairValueAtMeasurementIssuanceDue]			48,993,540
Issuance of options due to 6-for-1 forward split	119,907,866
Outstanding on December 31	143,889,439	42,515,821	51,034,938
[custom:WeightedAverageSharePrice-2]	$ 0.50	$ 1.58	$ 0.91
Exercisable on December 31	101,416,310	30,190,826	29,883,161
[custom:WeightedAverageSharePrice1-2]	$ 0.20	$ 0.56	$ 0.39
[custom:WeightedAverageFairValueAtMeasurementDateShareOptionsOutstandingOne-1]	5,294,454
Outstanding on January 1 per share	$ 10.47
Granted during the year	13,103,243	6,048,335
Granted during the year per share	$ 36.65	$ 10.45
Vested during the year	(3,092,289)	(430,680)
[custom:WeightedAverageSharePriceExercised2]	$ 15.06	$ 10.46
Forfeited during the year	(1,817,919)	(323,201)
Balances before 6-for-1 forward share split	13,487,489	5,294,454
[custom:WeightedAverageSharePriceBefore2-2]	$ 28.91	$ 10.47
Issuance of RSUs due to 6-for-1 forward split	67,437,448
Outstanding on December 31	80,924,937	5,294,454
[custom:WeightedAverageSharePrice2-2]	$ 4.82	$ 10.47